Putnam Investments
One Post Office Square
Boston, MA 02109
July 6, 2012

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust (Securities Act No. 333-515 and Investment Company File Act No. 811-07513) (the
“Trust”), on behalf of Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam
Absolute Return 500 Fund, Putnam Absolute Return 700 Fund, Putnam Dynamic Risk Allocation and Putnam
Short Duration Income Fund (each, a “Fund” and collectively the “Funds”) — Post-Effective Amendment No.
145 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 145 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on June 28, 2012.

Comments or questions concerning this certificate may be directed to Jesse D. Ritter at 1-800-225-2465, ext. 17006.

Very truly yours,

Putnam Funds Trust, for
Putnam Absolute Return 100 Fund
Putnam Absolute Return 300 Fund
Putnam Absolute Return 500 Fund
Putnam Absolute Return 700 Fund
Putnam Dynamic Risk Allocation and
Putnam Short Duration Income Fund

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Executive Vice President, Principal Executive Officer and
Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP